Note 9 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	$ 43,500,000
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards	4,000,000
ZZ Joint Venture [Member]
Deferred Tax Assets, Gross	9,800,000
Deferred Tax Assets, Valuation Allowance	$ 9,800,000
Earliest Tax Year [Member]
Open Tax Year	2003
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Deferred Tax Assets, Gross	$ 28,902,000	$ 27,311,000
Deferred Tax Assets, Valuation Allowance	28,902,000	27,311,000
Unrecognized Tax Benefits	$ 0	$ 0